Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
2016 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activities of the service based restricted share units

	Number of	Weighted Average
	restricted share	Grant Date
	units	Fair Value
		RMB
Unvested at January 1, 2017	63,728,544	0.28
Granted	7,772,731	0.47
Vested	(15,932,057)	0.28
Unvested at December 31, 2017	55,569,218	0.31
Vested	(16,942,984)	0.30
Forfeited	(4,386,961)	0.35
Unvested at December 31, 2018	34,239,273	0.30
Vested	(1,177,684)	0.47
Forfeited	(2,519,014)	0.38
Cancelled on September 7, 2019*	(30,542,575)	0.29
Unvested at December 31, 2019	—	—

*Please refer to Note 15 (c).

2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value assumptions on options

Grant date	September 7, 2019
Expected volatility	50.22%
Expected dividend yield	—
Contractual term (in year)	10
Risk-free interest rate	1.66%

Summary of stock option activity under the 2019 Incentive Plan

				Weighted average
		Weighted average	Aggregate intrinsic	remaining
	Number of	exercise price	value	contractual
	shares	US$ per share	US$	years

Outstanding at December 31, 2018	—	—	—	—
Granted during the year	129,590,471	0.0001
Exercised during the year	—	—
Forfeited during the year	(3,187,546)	0.0001
Outstanding at December 31, 2019	126,402,925	0.0001	37,352,064	9.68